CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income (loss) for the year	$ (145,304)	$ 1,359,230	$ (715,266)
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	160,105	99,860	113,817
Depreciation of PP&E	1,533,091	1,312,898	1,559,899
Amortization of intangible assets	234,722	152,940	251,826
Amortization of rights of use assets	278,639	260,674	205,413
Depreciation of Investment properties	2,028
Impairment of goodwill	15,941
Disposals of Fixed and intangible assets	147,293	2,217	1,454
Losses from associates and joint ventures	3,742	15,094	5,408
Financial results and others	624,547	(2,418,267)	803,367
Income tax expenses	(46,432)	538,237	(968,990)
Income tax paid	(15,012)	(9,703)	(14,670)
Change in operating assets and liabilities, net of effects from purchase of controlled entity
Increase Trade receivables	(224,666)	(343,132)	(509,799)
Decrease / (Increase) Other receivables	(15,709)	(106,937)	(257,366)
Decrease / (Increase) Inventories	71,370	(8,403)	(59,785)
(Decrease) / Increase Trade payables	(17,962)	27,494	968,990
Increase Salaries and social security payables	62,144	109,976	207,576
(Decrease) / Increase Other taxes payables	(250,817)	85,071	125,970
(Decrease) / Increase Other Liabilities and Provisions	(31,862)	(9,736)	51,647
Total cash flows from operating activities	2,385,858	1,067,513	1,769,491
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Payments for PP&E	(1,355,061)	(457,953)	(756,094)
Payments for intangible asset acquisitions	(135,574)	(60,623)	(571,697)
Dividends received from associates	7	1,333	3,449
Proceeds from the sale of PP&E and intangible assets	37,202	7,777	3,308
Payments for acquisition of subsidiary, net of cash acquired	(1,304,037)	(18,237)	(6,466)
Integration of contributions in joint ventures	(220)
Compensation received for acquisition of companies	1,720	4,208
Proceeds from DFI liquidations	33,850	5,186	69,087
Proceeds from sale of investments not considered as cash and cash equivalents	442,802	438,002	400,610
Payments for investments not considered as cash and cash equivalents	(732,319)	(424,073)	(766,727)
Acquisition of purchase option			(7,150)
Total cash flows used in investing activities	(3,011,630)	(504,380)	(1,631,680)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from borrowings	3,959,692	1,573,995	1,111,970
Payment of borrowings	(2,583,267)	(1,474,844)	(654,722)
Repurchase of Notes	(15,011)	(34,913)
Payment of interests, DFI and related expenses	(514,351)	(428,014)	(592,904)
Payments of leases liabilities	(196,180)	(121,016)	(126,595)
Transaction with non-controlling interests		(36,164)	(1,690)
Dividends paid to non-controlling interests in subsidiaries	(17,640)	(12,634)	(11,516)
Dividends paid	(20,286)
Total cash flows from (used in) financing activities	612,957	(533,590)	(275,457)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(12,815)	29,543	(137,646)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	418,745	457,698	357,294
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	63,120	(68,496)	238,050
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 469,050	$ 418,745	$ 457,698